Income Taxes - Summary of Principal Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Accrued expenses	¥ 12,142	¥ 9,231	¥ 7,242
Advertising expenses carrying forwards	24,202
Depreciation of property and equipment	388	853	1,318
Net operating loss carrying forwards	724,597	503,212	295,682
Total deferred tax assets	761,329	513,296	304,242
Less: valuation allowance	¥ (761,329)	¥ (513,296)	¥ (304,242)	¥ (177,785)